Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of finance income and costs	Finance income and costs remeasurements include unrealised gains and losses on certain assets and liabilities treated at FVTPL. The effective interest income and interest expense and dividends on these items are included in finance income and finance costs before remeasurements respectively.

		2025	2024	2023
	Notes	£m	£m	£m
Finance income
Net interest income on pensions and other post-retirement benefit obligations	25	98	100	85
Interest income on financial instruments:
Bank deposits and other financial assets		341	139	80
Dividends received on equities held at fair value through other comprehensive income (FVOCI)		1	1	1
Net gains/(losses) on FVTPL financial assets		1	4	(28)
Other income		9	4	—
Finance income		450	248	138
Finance costs
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(110)	(140)	(328)
Other borrowings[1]		(1,553)	(1,424)	(1,330)
Interest on derivatives		(285)	(277)	(170)
Unwinding of discount on provisions and other payables		(130)	(102)	(88)
Other interest		(26)	(31)	(13)
Derivatives designated as hedges for hedge accounting²		4	13	22
Derivatives not designated as hedges for hedge accounting²		(1)	(2)	60
Less: interest capitalised[3]		294	251	249
Finance costs[4]		(1,807)	(1,712)	(1,598)

Net finance costs from continuing operations		(1,357)	(1,464)	(1,460)
1.Includes interest expense on lease liabilities (see note 13 for details).
2.Includes a net foreign exchange gain on borrowing and investment activities of £241 million (2024: £271 million gain; 2023: £86 million loss) offset by foreign exchange gains and losses on financing derivatives measured at fair value and the impacts of hedge accounting.
3.Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 4.3% (2024: 4.7%; 2023: 4.7%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £39 million (2024: £39 million; 2023: £30 million). In the US, capitalised interest is added to the cost of property, plant and equipment, and qualifies for tax depreciation allowances.
4.Finance costs include principal accretion on inflation-linked liabilities of £152 million (2024: £208 million; 2023: £483 million).